OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	$ 30.5	$ 27.0
Allowances	(3.1)	(2.1)
Other non-current assets, net	27.4	24.9
Loans and contractual receivables
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	27.0	24.4
Guarantee deposits
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	3.4	2.5
Other
DisclosureOfOtherNoncurrentAssetsLineItems [Line Items]
Other non-current assets, gross	$ 0.1	$ 0.1